Related party balance and transaction - Narrative (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Director
Related party balance and transaction
Director's compensation	$ 480	$ 480	$ 480